Schedule of Investments (unaudited)
June 30, 2023
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 80.5%
BlackRock Emerging Markets Fund, Inc., Class K	3,027,741	$ 72,665,773
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	8,660,942	162,652,496
iShares Core S&P 500 ETF	603,445	268,961,471
iShares MSCI EAFE Growth ETF(b)	1,254,221	119,665,226
iShares MSCI EAFE Value ETF	1,621,576	79,359,929
iShares MSCI U.S.A. Min Vol Factor ETF	526,215	39,113,561
iShares MSCI U.S.A. Quality Factor ETF	1,151,258	155,270,167
iShares U.S. Infrastructure ETF	328,394	12,833,638
iShares U.S. Technology ETF(b)	618,477	67,333,591
		977,855,852
Fixed-Income Funds — 19.2%
BlackRock U.S. Mortgage Portfolio	1,886,200	16,655,143
iShares 10-20 Year Treasury Bond ETF	207,394	22,973,033
iShares Core Total USD Bond Market ETF	2,038,017	92,668,633
Master Total Return Portfolio	$ 100,749,260	100,749,260
		233,046,069
Total Long-Term Investments — 99.7% (Cost: $1,099,048,475)		1,210,901,921
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(a)(c)	2,529,722	$ 2,529,722
SL Liquidity Series, LLC, Money Market Series, 5.28%(a)(c)(d)	39,628,284	39,628,284
Total Short-Term Securities — 3.5% (Cost: $42,161,407)		42,158,006
Total Investments — 103.2% (Cost: $1,141,209,882)		1,253,059,927
Liabilities in Excess of Other Assets — (3.2)%		(38,277,867)
Net Assets — 100.0%		$ 1,214,782,060
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ —	$ 82,926,689	$ (9,347,281)	$ (789,536)	$ (124,099)	$ 72,665,773	3,027,741	$ —	$ —
BlackRock Equity Dividend Fund, Class K(a)	23,036,943	2,746,770	(28,229,668)	(1,477,783)	3,923,738	—	—	236,792	1,033,310
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,047,978	481,744(b)	—	—	—	2,529,722	2,529,722	94,437	—
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	—	21,663,137	(21,795,567)	132,430	—	—	—	373,437	182,288

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	$ —	$ 167,012,155	$ (21,332,461)	$ (332,535)	$ 17,305,337	$ 162,652,496	8,660,942	$ —	$ —
BlackRock U.S. Mortgage Portfolio	—	16,511,398	(78,023)	(1,505)	223,273	16,655,143	1,886,200	448,003	3,641
iShares 10-20 Year Treasury Bond ETF	18,364,503	8,943,984	(4,627,532)	(1,309,330)	1,601,408	22,973,033	207,394	569,845	—
iShares Convertible Bond ETF(a)	10,107,423	658,644	(11,109,861)	(81,746)	425,540	—	—	95,551	—
iShares Core S&P 500 ETF	—	231,985,174	(3,775,332)	(116,449)	40,868,078	268,961,471	603,445	2,464,609	—
iShares Core S&P Small-Cap ETF(a)	22,760,165	1,250,130	(25,180,192)	(1,360,680)	2,530,577	—	—	66,625	—
iShares Core S&P Total U.S. Stock Market ETF(a)	278,633,631	11,079,505	(307,284,159)	23,214,143	(5,643,120)	—	—	724,784	—
iShares Core Total USD Bond Market ETF	37,290,288	63,373,147	(8,257,387)	(1,042,110)	1,304,695	92,668,633	2,038,017	1,323,798	—
iShares ESG Aware MSCI U.S.A. ETF	178,826,952	10,273,195	(202,559,365)	14,148,106	(688,888)	—	—	585,994	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	9,060,235	2,294,244	(9,179,798)	(1,528,211)	(646,470)	—	—	2,212,001	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	$ —	$ 21,458,981	$ (21,186,994)	$ (271,987)	$ —	$ —	—	$ 85,453	$ —
iShares MSCI EAFE Growth ETF	64,941,563	43,416,833	(10,055,976)	(1,338,600)	22,701,406	119,665,226	1,254,221	1,269,090	—
iShares MSCI EAFE Value ETF	68,023,251	24,560,617	(33,369,113)	(2,434,203)	22,579,377	79,359,929	1,621,576	3,208,735	—
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	50,439,828	8,934,924	(63,449,945)	(1,609,469)	5,684,662	—	—	853,788	—
iShares MSCI U.S.A. Min Vol Factor ETF	21,988,231	14,616,367	(412,076)	(32,862)	2,953,901	39,113,561	526,215	428,324	—
iShares MSCI U.S.A. Momentum Factor ETF(a)	—	25,474,563	(24,526,428)	(948,135)	—	—	—	148,999	—
iShares MSCI U.S.A. Quality Factor ETF	—	137,917,110	(649,282)	(1,993)	18,004,332	155,270,167	1,151,258	844,295	—
iShares TIPS Bond ETF(a)	28,507,204	364,041	(28,894,289)	(4,517,552)	4,540,596	—	—	—	—
iShares U.S. Energy ETF(a)	11,239,358	12,751,400	(26,076,203)	5,423,651	(3,338,206)	—	—	107,630	—
iShares U.S. Infrastructure ETF	9,705,304	1,152,539	(144,982)	(9,208)	2,129,985	12,833,638	328,394	180,369	—
iShares U.S. Technology ETF	—	48,866,838	(584,359)	(17,325)	19,068,437	67,333,591	618,477	169,833	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 85,665,964	$ 13,346,231(b)(c)	$ —	$ (4,119,955)	$ 5,857,020	$ 100,749,260	$100,749,260	$ 3,094,443	$ —
SL Liquidity Series, LLC, Money Market Series	10,902,600	28,734,633(b)	—	(5,548)	(3,401)	39,628,284	39,628,283	70,928(d)	—
				$ 19,571,608	$ 161,258,178	$ 1,253,059,927		$ 19,657,763	$ 1,219,239
(a)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 80/20 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,110,152,661	$ —	$ —	$ 1,110,152,661
Short-Term Securities
Money Market Funds	2,529,722	—	—	2,529,722
	$ 1,112,682,383	$ —	$ —	1,112,682,383
Investments valued at NAV(a)				140,377,544
				$ 1,253,059,927
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s